Revenue Recognition: (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Revenue Recognition [Line Items]
Contract assets	$ 1,860		$ 1,499
Deferred revenue	597		544
Revenue recognized	326	$ 155
Revenue, remaining performance obligation, amount	$ 3,139
Revenue, remaining performance obligation, percentage	99.00%
Previously Reported [Member]
Revenue Recognition [Line Items]
Deferred revenue			$ 544